Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accumulated depreciation on vessels and equipment	$ 391.0	$ 323.3
Common stock, shares authorized	300,000,000	300,000,000
Class A [Member]
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	132,800,000	95,300,000
Common stock, shares outstanding	132,800,000	95,300,000
Class B [Member]
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	23,200,000	16,700,000
Common stock, shares outstanding	23,200,000	16,700,000